Summary of Significant Accounting Policies (Details) - Schedule Depreciation and Amortization of Property and Equipment	Sep. 30, 2023
Buildings [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	20 years
Machinery and equipment [Member] | Minimum [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	10 years
Automobiles [Member] | Minimum [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	3 years
Automobiles [Member] | Maximum [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	5 years
Office and electric equipment [Member] | Minimum [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	3 years
Office and electric equipment [Member] | Maximum [Member]
Schedule Depreciation and Amortization of Property and Equipment [Line Items]
Expected useful lives	5 years